Investment Properties (Details) - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Opening balance		$ 25,712,312	$ 30,655,214
Additions		43,632	745,281
Sale of investment properties		(1,277,490)	(5,383,701)
Fair value adjustment		(723,801)	(304,482)
Ending balance		23,754,653	25,712,312
Commercial building [Member]
Statement Line Items [Line Items]
Opening balance		20,063,304	20,312,477
Additions		1,319
Sale of investment properties
Fair value adjustment		(498,636)	(249,173)
Ending balance		19,565,987	20,063,304
Lands [Member]
Statement Line Items [Line Items]
Opening balance	[1]	5,649,008	10,342,737
Additions	[1]	42,313	745,281
Sale of investment properties	[1]	(1,277,490)	(5,383,701)
Fair value adjustment	[1]	(225,165)	(55,309)
Ending balance	[1]	$ 4,188,666	$ 5,649,008

[1]	Lands amounting to USD 4,188,666 as at 30 June 2020 (31 December 2019: USD 5,649,008) are registered in the name of a former Director. The Group has obtained a proxy and has full control over these investment properties.